Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.7%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,075,468
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,407,400
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	714,590
12/01/2041	4.000%	600,000	712,739
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	2,000,000	2,570,014
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2042	4.000%	1,800,000	2,152,885
Total			9,633,096
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	658,609
Charter Schools 2.5%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	230,882
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,058,363
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,564,358
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	762,186
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	292,828
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,182,394
Total			5,091,011
Disposal 1.1%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	2,185,103
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,728,336
Higher Education 6.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,115,842
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	846,258
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	278,759
07/01/2034	5.000%	500,000	605,177
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,163,809
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,718,555
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,153,762
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	583,014
Revenue Bonds
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,288,902
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,573,655
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,478,522
St. Lawrence County Industrial Development Agency(c)
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2040	5.000%	200,000	252,292
09/01/2041	5.000%	225,000	283,088
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2040	5.000%	200,000	259,820
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	324,173
Total			12,925,628
Hospital 8.0%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,155,556
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	583,300
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	842,734
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	406,827
07/01/2041	5.000%	695,000	868,622
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	2,302,429
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	432,379
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,283,445
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,123,029
Series 2016
07/01/2040	4.000%	1,000,000	1,123,497
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	1,000,000	1,299,587
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,361,280
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	483,982
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,059,011
Total			16,325,678
Human Service Provider 0.4%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	800,000	801,701
Independent Power 0.2%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	315,000	317,884

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2050	4.000%	1,000,000	1,202,535
11/15/2055	4.000%	500,000	596,761
Total			1,799,296
Local Appropriation 0.5%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,090,037
Local General Obligation 9.2%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	1,000,000	1,350,972
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	614,495
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,159,848
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,958,470
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	568,590
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	695,273
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011
11/01/2036	5.000%	1,750,000	1,770,455
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	325,697
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,515,505
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017B
04/01/2037	5.000%	2,000,000	2,426,604
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,250,032
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,179,573
Total			18,815,514
Multi-Family 7.4%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	602,052
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	155,000	157,260
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,160,582
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,648,482
11/01/2049	3.650%	1,000,000	1,083,115
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,096,124
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	2,000,000	2,113,464
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	577,395
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	808,731
Series 2019D
11/01/2044	3.700%	1,000,000	1,096,336
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	895,881

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,449,019
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	578,599
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	857,833
Total			15,124,873
Municipal Power 2.9%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,127,227
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,608,552
Series 2018
09/01/2038	5.000%	1,000,000	1,272,432
Unrefunded Revenue Bonds
Series 2012A
09/01/2037	5.000%	670,000	704,018
Puerto Rico Electric Power Authority(d),(e)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	1,250,000	1,223,437
Total			5,935,666
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,699,391
Other Bond Issue 2.0%
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,778,327
04/30/2053	4.000%	2,000,000	2,359,391
Total			4,137,718
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	399,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,056
Ports 8.5%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,676,092
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,117,965
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,204,831
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,213,822
Series 2018-207
09/15/2043	4.000%	1,500,000	1,736,308
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,543,630
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,825,000	2,158,420
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,568,293
Total			17,219,361
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	575,974
06/01/2035	5.000%	700,000	805,578
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	571,886
Total			1,953,438

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 1.4%
New York City Industrial Development Agency
Refunding Revenue Bonds
Yankee Stadium Project - Pilot
Series 2020
03/01/2045	4.000%	500,000	576,037
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,241,743
Total			2,817,780
Refunded / Escrowed 2.5%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	256,050
07/01/2030	5.000%	180,000	204,840
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,063,893
Long Island Power Authority
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2037	5.000%	330,000	347,562
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,138,001
Onondaga Civic Development Corp.
Prerefunded 12/01/21 Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	1,977,882
Total			4,988,228
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	846,848
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,250,568
Total			2,097,416
Retirement Communities 4.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	910,423
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	1,130,223
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	2,219,237
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,806,961
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,814,902
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	507,805
09/15/2053	5.250%	1,000,000	1,012,452
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	511,278
Total			9,913,281
Sales Tax 0.6%
Puerto Rico Sales Tax Financing Corp.(d),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	3,850,000	1,290,551

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.9%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	370,000	407,935
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,088,816
04/01/2038	3.850%	385,000	419,839
Total			1,916,590
Special Non Property Tax 9.2%
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	2,115,770
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,535,404
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,397,774
Subordinated Series 2020
05/01/2045	4.000%	1,500,000	1,795,782
Subordinated Series 2020D
11/01/2045	4.000%	1,000,000	1,197,188
Subordinated Series 2020D-S
11/01/2035	4.000%	1,500,000	1,856,353
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,759,162
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,580,417
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2049	4.000%	2,000,000	2,365,710
Puerto Rico Highways & Transportation Authority(d),(e)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	415,000	220,469
Total			18,824,029
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,110,775
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	521,938
Total			1,632,713
State General Obligation 0.4%
Commonwealth of Puerto Rico(d),(e)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	1,000,000	852,500
Tobacco 3.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,060,214
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,153,277
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,539,710
Total			6,753,201
Transportation 7.2%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,654,704
11/15/2042	4.000%	2,000,000	2,306,947
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,168,615
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,507,260
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,501,784
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,392,513

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,915,031
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,139,513
Total			14,586,367
Turnpike / Bridge / Toll Road 1.5%
New York State Bridge Authority
Revenue Bonds
Series 2021A
01/01/2041	4.000%	200,000	243,882
New York State Thruway Authority
Revenue Bonds
Series 2019B
01/01/2045	4.000%	2,415,000	2,851,267
Total			3,095,149
Water & Sewer 7.7%
New York City Water & Sewer System
Refunding Revenue Bonds
Second General Resolution
Subordinated Series 2020
06/15/2042	4.000%	2,000,000	2,418,608
Revenue Bonds
2nd General Resolution
Series 2020GG
06/15/2050	4.000%	1,805,000	2,140,925
Series 2017
06/15/2048	5.000%	2,000,000	2,452,206
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,527,390
Subordinated Series 2021AA-1
06/15/2051	4.000%	4,000,000	4,797,638
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,089,219
Western Nassau County Water Authority
Revenue Bonds
Green Bonds
Series 2021A
04/01/2051	4.000%	225,000	271,670
Total			15,697,656
Total Municipal Bonds (Cost $185,598,062)			202,322,302

Money Market Funds 0.2%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(g)	493,776	493,776
Total Money Market Funds (Cost $493,776)		493,776
Total Investments in Securities (Cost: $186,091,838)		202,816,078
Other Assets & Liabilities, Net		1,018,579
Net Assets		203,834,657

At July 31, 2021, securities and/or cash totaling $67,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(18)	09/2021	USD	(2,964,938)	—	(87,810)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $7,761,980, which represents 3.81% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2021, the total value of these securities amounted to $3,586,957, which represents 1.76% of total net assets.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2021, the total value of these securities amounted to $2,296,406, which represents 1.13% of total net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

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